14. SEGMENT REPORTING	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
NOTE 14. SEGMENT REPORTING

The Company measures segment income as income from operations less depreciation and amortization.  The reportable segments are components of the Company which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business. Income tax expenses are not allocated to the segments.

Upon consummation of the merger of Heat Planet and the Company, the Company operated two segments: commercial vehicle sales, servicing, leasing and support segment and office leasing segment. Prior to the acquisition of Heat Planet in August 2012, the Company operated a single segment of commercial vehicle sales, servicing, leasing and support segment. No lease revenue was generated until July 2013.

Three months ended June 30, 2014

(in thousands)

	Commercial Vehicles	Office Leasing	Totals

Segment revenues	$252,247	$950	$253,197

Cost of sales	$227,925	$613	$228,538

Gross profit	$24,322	$337	$24,659

Selling and marketing	$2,934	$48	$2,982
General and administrative	$12,233	$359	$12,592
Interest expense	$5,916	—	$5,916
Other income, net	$(2,958)	—	$(2,958)

Income (loss) from operations	$6,197	$(70)	$6,127

Interest income	$(38)	$(1)	$(39)

Depreciation and amortization	$482	$496	$978

Segment income (loss) before taxes	$6,235	$(69)	$6,166

Six months ended June 30, 2014

(in thousands)

	Commercial Vehicles	Office Leasing	Totals

Segment revenues	$410,236	$1,402	$411,638

Cost of sales	$365,991	$1,245	$367,236

Gross profit	$44,245	$157	$44,402

Selling and marketing	$5,314	$113	$5,427
General and administrative	$23,719	$887	$24,606
Litigation expense*	$4,350	—	$4,350
Interest expense	$10,445	—	$10,445
Other income, net	$(4,947)	—	$(4,947)

Income (loss) from operations	$5,364	$(843)	$4,521

Interest income	$(71)	$(1)	$(72)

Depreciation and amortization	$990	$976	$1,966

Segment income (loss) before taxes	$5,435	$(842)	$4,593

 *Litigation expense has been presented as part of the commercial vehicles segment.

The carrying values of the assets of the office leasing segment as of June 30, 2014 and December 31, 2013 are $77,675 and $78,658, respectively. The remaining carrying values of assets as of June 30, 2014 and December 31, 2013 are $550,397 and $474,461, respectively, which are related to the commercial vehicle sales, servicing, leasing and support segment.